FIRST AMERICAN FUNDS, INC.

                         Ohio Tax Free Obligations Fund

                       Class A, Class Y and Class S Shares

              Supplement dated September 24, 2001 to the Prospectus
                            dated September 24, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED SEPTEMBER 24, 2001. THIS SUPPLEMENT, AND THE SEPTEMBER 24, 2001, PROSPECTUS, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-677-FUND.

         Ohio Tax Free Obligations Fund, as a series of First American Funds, Inc., is not available until September 26, 2001. Before that date, the transactions in the fund will continue to be processed by Firstar Funds, Inc.












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      NOT FDIC INSURED          NOT BANK GUARANTEE          MAY LOSE VALUE
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